NOTE 16 - EMPLOYEE OPTIONS	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 16 -     EMPLOYEE OPTIONS

At December 31, 2015, the Company has a stock-based compensation plan, the 2009 Long Term Incentive Plan, as amended (the “Plan”).

The Plan was adopted by the Board of Directors on September 2, 2009 and approved by stockholders on July 27, 2009. Under the Plan, the Company can grant nonqualified options to employees, officers, outside directors and consultants of the Company or incentive stock options to employees of the Company. There are 200,000 shares of common stock authorized for issuance under the Plan. In December 2014, the Board of Directors authorized an additional 200,000 shares under the Plan, for which the Company obtained approval from a majority of the Company’s shareholders via written consent on February 9, 2015.  The outstanding options have a term of ten years and vest primarily over periods ranging from three to five years. As of December 31, 2015, options to purchase 242,100 shares of the Company’s common stock were outstanding under the plan, of which options to purchase 175,131 shares were exercisable, with a weighted average exercise price of $4.99 per share.

For the twelve-month period ended December 31, 2015, the Company granted options to purchase 48,600 shares of its common stock with a weighted average exercise price of $4.02 per share.  Of the total options granted, options to purchase 4,600 shares were granted to four outside directors, each of whom received a set number of options as part of their annual compensation for serving on the Company’s Board of Directors, and options to purchase 40,000 shares were granted to one member of executive management and 4,000 shares were granted to a single non-management employee.  The total value of these stock options, utilizing the Black Scholes valuation method, was $195,559.  The term of the stock options is ten years, with three-year vesting, with 33% vesting on the one-year anniversary of the grant date, and the remainder vesting ratably over the next eight quarters.

Share-based compensation expense is based on the estimated grant date fair value of the portion of share-based payment awards that are ultimately expected to vest during the period.  The grant date fair value of stock-based awards to employees and directors is calculated using the Black-Scholes option pricing model.  Historically and through the third quarter of 2013, forfeitures of share-based payment awards were reported when actual forfeitures occur. Beginning in the fourth quarter of 2013, the Company applied an estimated forfeiture rate of twenty-three percent to new stock option grants.  Beginning with the fourth quarter of 2014, the estimated forfeiture rate was changed to twenty-six percent.

As of December 31, 2015 and 2014, the Company recorded $182,114 and $147,097 in share-based compensation expenses, respectively.

The cash flows from tax benefits for deductions in excess of the compensation costs recognized for share-based payment awards would be classified as financing cash flows.  Due to the Company’s loss position, there was no such tax benefits during the year ended December 31, 2015.

The summary activity under the Plan is as follows:

	December 31, 2015				December 31, 2014
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life

Outstanding at beginning of period	196,300	$5.50			167,500	$4.50
Granted	48,600	$4.95			49,500	$6.50
Exercised	–	$0.00			─	$0.00
Forfeited/ Cancelled	(2,800)	$3.50			(20,700)	$3.50

Outstanding at period end	242,100	$5.55	$-	1.50	196,300	$5.50	$3,268,799	1.50

Options vested and exercisable at period end	175,131	$4.99	$-	─	150,466	$4.50	$2,708,396	─

Weighted average grant-date fair value of options granted during the period	$4.02				$13.50

 The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.00 – $ 4.00	90,000	7.13	$3.15	50,000	$4.00
$4.50 – $ 21.00	146,300	6.51	$6.96	125,131	$5.39
	242,100			175,131

A summary of the status of the Company’s non-vested shares as of December 31, 2015 is as follows:

Non-vested Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2015	45,834	$10.00
Granted	48,600	$4.95
Forfeited	(2,800)	$3.73
Vested	(24,665)	$8.73
Non-vested	66,969	$6.34

As of December 31, 2015, there was approximately $425,000 of total unrecognized compensation cost related to non-vested share-based compensation arrangements.  The unrecognized compensation cost is expected to be recognized over a weighted average period of 2.4 years.  The intrinsic value of options vesting in year 2015 was zero.

During 2015, the Company estimated the fair value of the stock options based on the following weighted average assumptions:

Risk-free interest rate	1.93%	-	2.32%
Expected life	10 years
Expected volatility	118%	-	122%
Dividend yield	0.0%

During 2014, the Company estimated the fair value of the stock options based on the following weighted average assumptions:

Risk-free interest rate	2.07%	-	3.00%
Expected life	10 years
Expected volatility	120%	-	123%
Dividend yield	0.0%